INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses
Depreciation of leased assets			$ 1,711,256	$ 1,837,532
Total	$ 3,643,077	$ 3,457,892	8,224,318	7,309,906
R&D capitalized			4,454,893	5,926,539
Total			12,679,211	13,236,445
Research and development expenses
Costs and expenses
Amortization of intangible assets			2,453,158	2,201,938
Analysis and storage			5,302	27,322
Import and export expenses				850
Depreciation of property, plant and equipment			312,453	287,180
Freight and haulage			14,278	4,732
Employee benefits and social securities			2,211,907	2,248,105
Maintenance			96,056	303,524
Energy and fuel			5,227	94,870
Supplies and materials			1,182,066	1,078,197
Mobility and travel			89,474	158,193
Share-based incentives			143,749	92,477
Publicity and advertising				9,568
Professional fees and outsourced services			994,197	574,614
Professional fees related parties			216,792	102,701
Office supplies			470,376	43,546
Information technology expenses			9,640	19,060
Insurance			19,586	25,738
Depreciation of leased assets				33,685
Miscellaneous			57	3,606
Total			$ 8,224,318	$ 7,309,906